Leases - Future Minimum Lease Payments (Details) $ in Thousands	Dec. 31, 2021 USD ($)
Leases [Abstract]
2022	$ 2,623
2023	1,749
2024	962
Less: Interest	(286)
Total finance lease liability	$ 5,049